Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom Lifetime Income® II Portfolio
March 31, 2024
VIPFLI-II-NPRT1-0524
1.830295.118
Domestic Equity Funds - 14.2%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	11,634	653,030
VIP Equity-Income Portfolio Investor Class (a)	19,867	531,037
VIP Growth & Income Portfolio Investor Class (a)	24,616	728,881
VIP Growth Portfolio Investor Class (a)	10,258	1,082,556
VIP Mid Cap Portfolio Investor Class (a)	4,193	167,250
VIP Value Portfolio Investor Class (a)	18,408	372,030
VIP Value Strategies Portfolio Investor Class (a)	10,532	184,731
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,901,465)		3,719,515

International Equity Funds - 16.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	149,829	1,625,640
VIP Overseas Portfolio Investor Class (a)	98,148	2,713,792
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,078,950)		4,339,432

Bond Funds - 59.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	433,992	3,918,947
Fidelity International Bond Index Fund (a)	70,252	644,210
Fidelity Long-Term Treasury Bond Index Fund (a)	83,295	811,295
VIP High Income Portfolio Investor Class (a)	93,185	433,312
VIP Investment Grade Bond II Portfolio Investor Class (a)	1,049,925	9,869,299
TOTAL BOND FUNDS (Cost $16,710,688)		15,677,063

Short-Term Funds - 9.6%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 5.11% (a)(b) (Cost $2,530,188)	2,530,188	2,530,188

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $24,221,291)	26,266,198
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	26,266,198

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	4,098,444	93,508	268,699	1,403	(22,293)	17,987	3,918,947
Fidelity International Bond Index Fund	748,692	13,587	115,630	4,769	(5,586)	3,147	644,210
Fidelity Long-Term Treasury Bond Index Fund	969,030	13,827	136,400	7,433	(23,251)	(11,911)	811,295
VIP Contrafund Portfolio Investor Class	564,839	45,919	51,779	2,441	2,434	91,617	653,030
VIP Emerging Markets Portfolio Investor Class	1,630,777	53,041	108,173	1,412	(1,418)	51,413	1,625,640
VIP Equity-Income Portfolio Investor Class	458,039	76,496	46,784	2,694	2,177	41,109	531,037
VIP Government Money Market Portfolio Investor Class 5.11%	3,140,564	236,704	847,080	34,605	-	-	2,530,188
VIP Growth & Income Portfolio Investor Class	629,391	90,278	60,024	4,482	2,488	66,748	728,881
VIP Growth Portfolio Investor Class	935,401	84,852	73,410	14,969	1,495	134,218	1,082,556
VIP High Income Portfolio Investor Class	434,858	4,915	14,846	187	(1,331)	9,716	433,312
VIP Investment Grade Bond II Portfolio Investor Class	9,383,686	820,603	279,596	5,867	(14,158)	(41,236)	9,869,299
VIP Mid Cap Portfolio Investor Class	143,385	22,706	15,545	2,770	950	15,754	167,250
VIP Overseas Portfolio Investor Class	2,709,299	10,336	202,054	10,291	48,990	147,221	2,713,792
VIP Value Portfolio Investor Class	319,630	62,894	33,765	7,232	2,293	20,978	372,030
VIP Value Strategies Portfolio Investor Class	158,070	31,032	17,870	2,332	1,271	12,228	184,731
	26,324,105	1,660,698	2,271,655	102,887	(5,939)	558,989	26,266,198

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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